Material accounting policies, Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Deferred tax assets	$ 0
Deferred tax liabilities	$ 0
Tax rate	17.00%	0.00%	0.00%
Bottom of range [member]
Income taxes [Abstract]
Tax rate	15.00%